Reconciliation of Revenue of the Segment and Total Consolidated Revenue Information (Detail) - BRL BRL in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Information [Line Items]
Consolidated net operating revenue		BRL 27,353,765	BRL 28,247,099	BRL 28,422,147
Operating Segments
Segment Information [Line Items]
Consolidated net operating revenue		26,441,091	27,613,160	BRL 28,422,147
Revenue related to other businesses
Segment Information [Line Items]
Consolidated net operating revenue	[1]	BRL 912,674	BRL 633,939

[1]	In 2014 the Africa and Timor business were consolidated after May 1.